Description of Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Requisite service period	1 month
EBP 002
EBP, Description of Plan [Line Items]
Participant contribution, pretax, maximum percentage contribution to eligible compensation	90.00%
Participant contribution, pretax, maximum percentage contribution to performance bonuses	100.00%
Participant contribution, elected, deferral rate	1.00%
Forfeited nonvested account	$ 632,980	$ 485,040
Forfeited nonvested account, decrease from employer contribution	865,172
Note receivable from participant, account, minimum borrowing amount	1,000
Note receivable from participant, account, maximum borrowing amount	$ 50,000
Note receivable from participant, account, maximum borrowing, percentage of total account	50.00%
Note receivable From participant, loan setup fee	$ 75
Note receivable from participant, annual loan maintenance fee	$ 25
EBP 002 | Contributions Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation percentage matched	3.00%
EBP 002 | Contributions Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation percentage matched	3.00%
EBP 002 | EBP, Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	2 years
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	3.00%
Note receivable from participant, maximum borrowing term	5 years
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	6.00%
Note receivable from participant, maximum borrowing term	10 years